Janus Henderson VIT Global Sustainable Equity Portfolio
Schedule of Investments (unaudited)
March 31, 2026

	Shares	Value
Common Stocks – 95.8%
Auto Components – 1.8%
Aptive PLC*	2,909	$202,001
Banks – 2.3%
Banco Bilbao Vizcaya Argentaria SA	6,925	151,127
Erste Group Bank AG	953	102,963
		254,090
Biotechnology – 3.8%
Argenx SE (ADR)*	432	315,468
Vertex Pharmaceuticals Inc*	246	109,849
		425,317
Building Products – 3.8%
Advanced Drainage Systems Inc	985	135,073
Cie de Saint-Gobain	2,089	171,892
Trane Technologies PLC	301	125,439
		432,404
Capital Markets – 3.6%
Intercontinental Exchange Inc	1,345	211,541
S&P Global Inc	446	189,702
		401,243
Commercial Services & Supplies – 0.5%
Tetra Tech Inc	1,799	54,186
Construction & Engineering – 2.7%
APi Group Corp*	4,048	164,025
Stantec Inc	1,626	140,587
		304,612
Diversified Financial Services – 2.1%
Mastercard Inc - Class A	478	238,837
Electrical Equipment – 9.6%
Contemporary Amperex Technology Co Ltd	2,200	173,824
Hubbell Inc	413	202,676
Legrand SA	996	153,886
NEXTracker Inc - Class A*	844	101,744
Prysmian SpA	1,004	117,386
Schneider Electric SE	1,215	333,679
		1,083,195
Electronic Equipment, Instruments & Components – 6.9%
Keyence Corp	200	70,838
Keysight Technologies Inc*	1,345	379,788
TE Connectivity PLC	1,562	326,489
		777,115
Entertainment – 3.7%
Nintendo Co Ltd	1,600	91,306
Spotify Technology SA*	663	321,495
		412,801
Health Care Providers & Services – 5.2%
Cardinal Health Inc	1,076	227,370
McKesson Corp	421	364,316
		591,686
Hotels, Restaurants & Leisure – 1.0%
Hilton Worldwide Holdings Inc	369	112,205
Independent Power and Renewable Electricity Producers – 1.7%
Boralex Inc - Class A	7,102	187,086
Industrial Conglomerates – 0.9%
Hitachi Ltd	3,600	105,222
Insurance – 6.6%
AIA Group Ltd	21,600	242,657
Arthur J Gallagher & Co	1,313	284,370
Intact Financial Corp	611	110,735
Progressive Corp/The	556	110,221
		747,983
Machinery – 5.4%
Sandvik AB	7,695	294,227
Wabtec Corp	530	132,452
Xylem Inc/NY	1,492	178,294
		604,973

	Shares	Value
Common Stocks – (continued)
Multiline Retail – 0.5%
MercadoLibre Inc*	33	$57,058
Pharmaceuticals – 2.0%
Eli Lilly & Co	247	227,183
Professional Services – 2.7%
Experian PLC	5,054	175,643
Jacobs Solutions Inc	1,023	130,208
		305,851
Real Estate Management & Development – 1.4%
CBRE Group Inc*	1,202	162,823
Road & Rail – 3.0%
Uber Technologies Inc*	4,670	335,913
Semiconductor & Semiconductor Equipment – 17.1%
ASML Holding NV	105	138,963
Disco Corp	100	40,073
KLA Corp	82	120,738
Micron Technology Inc	431	145,609
NVIDIA Corp	4,735	825,784
ON Semiconductor Corp*	2,430	150,466
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	1,485	501,856
		1,923,489
Software – 5.5%
Microsoft Corp	1,471	544,520
SAP SE	470	79,529
		624,049
Technology Hardware, Storage & Peripherals – 2.0%
Seagate Technology Holdings PLC	563	220,561
Total Common Stocks (cost $9,058,606)		10,791,883
Investment Companies – 4.5%
Money Markets – 4.5%
Janus Henderson Cash Liquidity Fund LLC, 3.6408%ºº,£ (cost $503,115)	502,987	502,987
Total Investments (total cost $9,561,721) – 100.3%		11,294,870
Liabilities, net of Cash, Receivables and Other Assets – (0.3)%		(29,134)
Net Assets – 100%		$11,265,736

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$6,890,881	61.0%
France	659,457	5.8
Sweden	615,722	5.5
Taiwan	501,856	4.5
Canada	438,408	3.9
Ireland	326,489	2.9
Belgium	315,468	2.8
Japan	307,439	2.7
Hong Kong	242,657	2.2
United Kingdom	175,643	1.6
China	173,824	1.5
Spain	151,127	1.3
Netherlands	138,963	1.2
Italy	117,386	1.0
Austria	102,963	0.9
Germany	79,529	0.7
Argentina	57,058	0.5
Total	$11,294,870	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 12/31/25	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 3/31/26	Ending Shares	Dividend Income
Investment Companies - 4.5%
Money Markets - 4.5%
Janus Henderson Cash Liquidity Fund LLC, 3.6408%ºº
	$343,582	$1,518,235	$(1,358,671)	$-	$(159)	$502,987	502,987	$3,170

Notes to Schedule of Investments (unaudited)
ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of March 31, 2026.
£
The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of March 31, 2026.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks
Banks	$-	$254,090	$-
Building Products	260,512	171,892	-
Construction & Engineering	164,025	140,587	-
Electrical Equipment	304,420	778,775	-
Electronic Equipment, Instruments & Components	706,277	70,838	-
Entertainment	321,495	91,306	-
Independent Power and Renewable Electricity Producers	-	187,086	-
Industrial Conglomerates	-	105,222	-
Insurance	394,591	353,392	-
Machinery	310,746	294,227	-
Professional Services	130,208	175,643	-
Semiconductor & Semiconductor Equipment	1,744,453	179,036	-
Software	544,520	79,529	-
All Other	3,029,013	-	-
Investment Companies	-	502,987	-
Total Assets	$7,910,260	$3,384,610	$-

Investment Valuation
Portfolio holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Portfolio, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Portfolio, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2026 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual financial statements.
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